Severance, acquisition and other costs (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2021	2020	2021	2020
Severance	(7)	(2)	(104)	(10)
Acquisition and other	—	(20)	8	(28)
Total severance, acquisition and other costs	(7)	(22)	(96)	(38)